Commitments And Contingencies - Additional Information (Detail) - USD ($)		4 Months Ended
	Jun. 09, 2020	Jun. 09, 2020	Jun. 30, 2020
Sale of stock underwriter option term		45 days
Underwriting discount (in dollars per share)		$ 0.20
Underwriting expense		$ 3,000,000
Deferred underwriting discount (in dollars per share)		$ 0.35
Deferred underwriting fees	$ 5,232,500	$ 5,232,500	$ 5,232,500
Initial Public Offering [Member]
Units issued (in shares)	1,950,000	1,950,000